Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign pre-tax income

The domestic and foreign components of pre-tax income are as follows:

	Years Ended December 31,
$ in thousands	2021	2020
Domestic	$(141,536)	$(7,437)
Foreign	(653)	—
Total loss before tax	$(142,189)	$(7,437)

Schedule of effective income tax rate reconciliation	The effective tax rate of the provision for income tax differs from the federal statutory rate as follows for the periods indicated:
	Years Ended December 31,
$ in thousands	2021		2020
U.S. federal statutory income tax rate	$(29,860)	21.0%	$(1,562)	21.0%
State taxes, net of federal benefit	(3,929)	2.8%	(75)	1.0%
SAFE instruments remeasurement	18,250	(12.8)%	—	—%
Warrant liability remeasurement	1,397	(1.0)%	—	—%
Transaction costs	(1,531)	1.1%	—	—%
Valuation allowance	15,875	(11.2)%	1,770	(23.8)%
Other	(200)	0.1%	(133)	1.8%
Income tax expense	$2	—%	$—%	—%

Schedule of deferred tax assets and liabilities	The components of the deferred tax assets are as follows for the periods indicated:
	Years Ended December 31,
$ in thousands	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$21,265	$5,605
Stock compensation	1,705	158
Operating lease liability	4,896	171
Other	1,662	606
Gross deferred tax assets	29,528	6,540
Less: Valuation allowance	(22,640)	(6,258)
Net deferred tax assets	6,888	282
Deferred tax liabilities:
Depreciation and amortization	(887)	(111)
Right of use asset	(4,824)	(171)
Other	(1,177)	—
Net deferred income taxes	$—	$—